Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Annual contributions per employee, amount	$ 1,966	$ 1,349